Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Disclosure of reconciliation of the Group's cash net of debt

	At December 31,
(Euro thousands)	2024	2023
Non-current borrowings	25,222	32,381
Current borrowings	158,540	35,720
Bank overdrafts	—	280
Debt	183,762	68,381
Cash and cash equivalents	(18,043)	(28,130)
Debt net of cash	165,719	40,251

Disclosure of reconciliation of the group's cash net of debt to total consolidated equity

	At December 31,
(Euro thousands)	2024	2023
Debt net of cash	165,719	40,251
Total equity	(32,911)	165,628
Total capital	132,808	205,879
Gearing ratio	124.8%	20%

Disclosure of Table presents the group's assets that are measured at fair value

	At December 31,
(Euro thousands)	2024	2023
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,054	1,075
Level 3	1,656	1,585
	2,710	2,660
Liabilities
Other current liabilities
- Warrant liabilities
Level 1	791	2,612
Level 3	432	1,429
	1,223	4,041

Disclosure of Table presents the group's liabilities that are measured at fair value

	At December 31,
(Euro thousands)	2024	2023
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,054	1,075
Level 3	1,656	1,585
	2,710	2,660
Liabilities
Other current liabilities
- Warrant liabilities
Level 1	791	2,612
Level 3	432	1,429
	1,223	4,041

Disclosure of trade receivables in financial risk management

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	8,479	13,728	4,072	8,271	34,550
Loss allowance	—	(153)	(617)	(5,681)	(6,451)
Total trade receivables at December 31, 2024	8,479	13,575	3,455	2,590	28,099
Trade receivables, gross	30,738	8,602	4,552	7,948	51,840
Loss allowance	—	(199)	(536)	(5,448)	(6,183)
Total trade receivables at December 31, 2023	30,738	8,403	4,016	2,500	45,657

Disclosure of Maturity analysis for derivative financial liabilities

	As at December 31, 2024
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	38,845	41,579	—	—	80,424
Other current liabilities	9,358	93,231	—	—	102,589
Lease liabilities	—	53,348	55,169	76,700	185,217
Borrowings	—	158,540	14,792	10,430	183,762
	48,203	346,698	69,961	87,130	551,992

	As at December 31, 2023
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	20,907	57,669	—	—	78,576
Other current liabilities	8,758	88,527	—	—	97,285
Lease liabilities	—	37,824	58,685	70,867	167,376
Bank overdrafts	280	—	—	—	280
Borrowings	—	35,720	21,794	10,587	68,101
	29,945	219,740	80,479	81,454	411,618

Currency risk
Financial risk management
Disclosure of Sensitivity analysis of reasonably possible change in interest rate

	At December 31, 2024		At December 31, 2023
	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	weakens by 5%	strengthens by 5%	weakens by 5%
USD	(12,342)	12,342	(12,046)	12,046
CNY	(438)	438	72	(72)
HKD	(31)	31	(256)	256
GBP	30	(30)	136	(136)
JPY	(1,169)	1,169	(1,094)	1,094
Total	(13,950)	13,950	(13,188)	13,188

Interest rate risk
Financial risk management
Disclosure of Sensitivity analysis of reasonably possible change in interest rate

	Increase/(decrease)	Increase/(decrease)
(Euro thousands)	in basis points	in loss before tax
2024	100	163
	(100)	(163)
2023	100	195
	(100)	(195)